Accounts Receivable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Abstract]
Accounts receivable	$ 25,041,576	$ 10,406,602
Less: allowance for doubtful accounts	(2,379,982)	(676,977)
Total	$ 22,661,594	$ 9,729,625